Operating Leases (Details) - Schedule of Maturity of our Operating Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity of our Operating Lease Liabilities [Abstract]
2024	$ 240,000
2025	240,000
2026	240,000
Total	720,000
Less imputed interest	(36,887)
Total operating lease liabilities	$ 683,113	$ 895,927